LOANS AND ADVANCES TO CUSTOMERS, NET - Impact of movements in the value of the portfolio and loss allowance by stage (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
12-month expected credit losses | Stage One
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	$ (12,137,444)	$ (14,397,167)
Increase (decrease) in loss allowance	469,374	820,111
Lifetime expected credit losses | Stage Two
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	(801,906)	(2,613,778)
Increase (decrease) in loss allowance	(110,955)	(608,427)
Lifetime expected credit losses | Stage Three
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	1,217,685	1,038,853
Increase (decrease) in loss allowance	$ 816,151	$ 531,779